Thrivent Small-Mid Cap ESG ETF

Schedule of Investments as of December 31, 2023(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (13.5%)
25,688	Aptiv plc [a]	$2,304,727
65,065	Modine Manufacturing Co. [a]	3,884,381
387	NVR, Inc. [a]	2,709,174
93,232	Savers Value Village, Inc. [a]	1,620,372
50,169	SharkNinja, Inc.	2,567,148
39,835	Skyline Champion Corp. [a]	2,958,147
12,773	Tractor Supply Co.	2,746,578
37,359	Wyndham Hotels & Resorts, Inc.	3,004,037
	Total	21,794,564
Consumer Staples (3.8%)
202,819	Coty, Inc. Class A [a]	2,519,012
36,044	Darling Ingredients, Inc. [a]	1,796,433
64,117	Grocery Outlet Holding Corp. [a]	1,728,594
	Total	6,044,039
Energy (2.5%)
103,010	NOV, Inc.	2,089,043
92,782	TechnipFMC plc	1,868,629
	Total	3,957,672
Financials (12.8%)
6,507	Ameriprise Financial, Inc.	2,471,554
19,760	Arch Capital Group, Ltd. [a]	1,467,575
49,827	Banner Corp.	2,668,734
52,858	Enterprise Financial Services Corp.	2,360,110
179,846	FNB Corp.	2,476,479
4,320	Kinsale Capital Group, Inc.	1,446,811
26,923	Raymond James Financial, Inc.	3,001,915
54,236	Synovus Financial Corp.	2,041,985
33,572	Triumph Financial, Inc. [a]	2,691,803
	Total	20,626,966
Health Care (9.9%)
8,499	Align Technology, Inc. [a]	2,328,726
39,887	Bio-Techne Corp.	3,077,681
9,625	ICON plc [a]	2,724,549
13,738	Laboratory Corp. of America Holdings	3,122,510
192,866	Maravai LifeSciences Holdings, Inc. Class A [a]	1,263,272
4,075	Molina Healthcare, Inc. [a]	1,472,338
54,084	Progyny, Inc. [a]	2,010,843
	Total	15,999,919
Industrials (21.5%)
19,155	Advanced Drainage Systems, Inc.	2,693,959
27,180	ASGN, Inc. [a]	2,613,901
71,453	Barnes Group, Inc.	2,331,511
8,519	Carlisle Cos., Inc.	2,661,591
70,239	Core & Main, Inc. Class A [a]	2,838,358
40,964	nVent Electric plc	2,420,563
16,518	Quanta Services, Inc.	3,564,584
19,428	Regal Rexnord Corp.	2,875,733
7,621	Saia, Inc. [a]	3,339,675
45,780	Timken Co.	3,669,267
38,815	TransUnion	2,666,979
17,256	WESCO International, Inc.	3,000,473
	Total	34,676,594
Shares	Common Stock (98.7%)	Value
Information Technology (17.7%)
72,836	Amkor Technology, Inc.	$2,423,254
147,534	Celestica, Inc. [a]	4,319,796
21,209	Entegris, Inc.	2,541,262
3,206	Fair Isaac Corp. [a]	3,731,816
19,068	Insight Enterprises, Inc. [a]	3,378,659
24,894	Lattice Semiconductor Corp. [a]	1,717,437
11,734	Littelfuse, Inc.	3,139,549
11,840	Nice, Ltd. ADR [a]	2,362,199
3,736	Tyler Technologies, Inc. [a]	1,562,096
23,179	Wolfspeed, Inc. [a]	1,008,518
8,770	Zebra Technologies Corp. Class A [a]	2,397,104
	Total	28,581,690
Materials (8.0%)
41,795	Berry Global Group, Inc.	2,816,565
26,518	Eastman Chemical Co.	2,381,847
47,175	Ingevity Corp. [a]	2,227,603
24,628	Steel Dynamics, Inc.	2,908,567
67,462	Summit Materials, Inc. Class A [a]	2,594,589
	Total	12,929,171
Real Estate (6.7%)
14,352	Extra Space Storage, Inc.	2,301,056
14,210	Mid-America Apartment Communities, Inc.	1,910,677
56,083	National Storage Affiliates Trust	2,325,762
34,844	Regency Centers Corp.	2,334,548
35,572	Rexford Industrial Realty, Inc.	1,995,589
	Total	10,867,632
Utilities (2.3%)
66,351	CenterPoint Energy, Inc.	1,895,648
70,168	NiSource, Inc.	1,862,961
	Total	3,758,609
	Total Common Stock (Cost $146,263,800)	159,236,856

Shares or Principal Amount	Short-Term Investments (1.3%)	Value
2,150,000	U.S. Treasury Bills, 5.28%, 01/02/2024 [b]	2,150,000
	Total Short-Term Investments (Cost $2,149,690)	2,150,000
	Total Investments (Cost $148,413,490) 100.0%	161,386,856
	Other Assets and Liabilities, Net 0.0%	56,281
	Total Net Assets 100.0%	$161,443,137

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.
plc	–	Public Limited Company.
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap ESG ETF

Schedule of Investments as of December 31, 2023(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2023, in valuing Thrivent Small-Mid Cap ESG ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$21,794,564	$21,794,564	$—	$—
Consumer Staples	6,044,039	6,044,039	—	—
Energy	3,957,672	3,957,672	—	—
Financials	20,626,966	20,626,966	—	—
Health Care	15,999,919	15,999,919	—	—
Industrials	34,676,594	34,676,594	—	—
Information Technology	28,581,690	28,581,690	—	—
Materials	12,929,171	12,929,171	—	—
Real Estate	10,867,632	10,867,632	—	—
Utilities	3,758,609	3,758,609	—	—
Short-Term Investments	2,150,000	—	2,150,000	—
Total Investments at Value	$161,386,856	$159,236,856	$2,150,000	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

as of December 31, 2023
(unaudited)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the Fund's securities to Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.